Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Share capital
Entity Registrant Name	PERUSAHAAN PERSEROAN PERSERO PT TELEKOMUNIKASI INDONESIA TBK
Entity Central Index Key	0001001807
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Series A Dwiwarna Share
Share capital
Entity Common Stock, Shares Outstanding	1
Series B shares
Share capital
Entity Common Stock, Shares Outstanding	99,062,216,599